Inventories, Net	12 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023

Raw materials	$320,722	$243,222
Finished goods	553,682	446,866
Provision for inventory	(79,549)	(158,834)
Total inventories, net	$794,855	$531,254

For the year ended March 31, 2024, the Company reversed impairment provision of inventories for lower of cost or net realizable value adjustments of $72,057 because of the sale of previously slow-moving inventory during the current year. For the year ended March 31, 2023, the Company recorded no impairment provision of inventories for lower of cost or net realizable value adjustments.